Deferred Revenue (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Deferred Income [Abstract]
Disclosure of Deferred Revenue

	As at March 31
Particulars	2018	2019
Global Distribution System providers	91	—
Loyalty programme	937	—
Others	325	—
Total	1,353	—
Non-current	91	—
Current	1,262	—
Total	1,353	—

*Upon adoption of IFRS 15 from April 1, 2018, the Group has reclassified deferred revenue to contract liabilities (refer note 4 and 11).